Fair Value (Details 2) (USD $)	0 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance January 1, 2013		$ 8,237,413	$ 13,028,896
Included in other comprehensive income		1,345,199	2,638,828
Interest and principal payments applied to principal		(1,944,511)	(911,555)
Sales and maturities		(3,577,771)	(6,828,559)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net		(4,490,267)	0
Ending balance December 31, 2013		101,217	8,237,413	13,028,896
Transfer of securities from available-for-sale to held-to-maturity	98,900,000	98,942,426	0	0
Gain (loss) associated with available-for-sale securities transferred to held-to-maturity portfolio	(4,300,000)
Interest income on securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		438,754	228,555
Other changes in fair value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		0	81,248
Gain on sale of securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		92,400
Net impairment losses recognized in earnings
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		0	0
Trading Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance January 1, 2013			1,918,752
Included in other comprehensive income			0
Interest and principal payments applied to principal			0
Sales and maturities			(2,000,000)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net			0
Ending balance December 31, 2013			0
Trading Securities | Interest income on securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings			0
Trading Securities | Other changes in fair value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings			81,248
Trading Securities | Net impairment losses recognized in earnings
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings			0
Trust Preferreds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance January 1, 2013		5,621,445	3,614,860
Included in other comprehensive income		1,479,772	2,689,585
Interest and principal payments applied to principal		(1,944,511)	(911,555)
Sales and maturities		(3,169,581)	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net		(2,518,279)	0
Ending balance December 31, 2013		0	5,621,445
Trust Preferreds | Interest income on securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		438,754	228,555
Trust Preferreds | Other changes in fair value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		0	0
Trust Preferreds | Gain on sale of securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		92,400
Trust Preferreds | Net impairment losses recognized in earnings
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		0	0
Municipal Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance January 1, 2013		2,615,968	7,495,284
Included in other comprehensive income		(134,573)	(50,757)
Interest and principal payments applied to principal		0	0
Sales and maturities		(408,190)	(4,828,559)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net		(1,971,988)	0
Ending balance December 31, 2013		101,217	2,615,968
Transfer of securities from available-for-sale to held-to-maturity	2,000,000
Gain (loss) associated with available-for-sale securities transferred to held-to-maturity portfolio	176,715
Municipal Securities | Interest income on securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		0	0
Municipal Securities | Other changes in fair value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		0	0
Municipal Securities | Gain on sale of securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		0
Municipal Securities | Net impairment losses recognized in earnings
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains or losses (realized/unrealized) Included in earnings		$ 0	$ 0